Debt Securities in Issue - Summary of Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Debt Securities In Issue [Line Items]
Notional amount	£ 162,049			£ 197,215
Debt securities	25,520			35,566
Medium-term notes:
Debt Securities In Issue [Line Items]
Debt securities	6,851			8,212
Euro 35bn Global Covered Bond Programme (See Note 14)
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
Debt securities	12,760			19,285
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Debt securities	2,704			2,824
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,387			2,858
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	59			57
Securitisation programmes (See Note 14)
Debt Securities In Issue [Line Items]
Debt securities	759			2,330
US$30bn Euro Medium Term Note Programme | Medium-term notes:
Debt Securities In Issue [Line Items]
Notional amount | $			$ 30,000,000,000			30,000,000,000
Debt securities	1,405			1,694
US$30bn Euro Medium Term Note Programme | Medium-term notes:
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000			30,000,000,000
Debt securities	1,261			1,061
US$30bn Euro Medium Term Note Programme | Medium-term notes: | Euro 750m Senior Unsecured Notes
Debt Securities In Issue [Line Items]
Debt securities				673
US SEC-registered Debt Programme – Santander UK plc | Medium-term notes:
Debt Securities In Issue [Line Items]
Debt securities	£ 4,185			5,457
US SEC-registered Debt Programme – Santander UK plc | Medium-term notes: | US Dollar One Billion Senior Unsecured Notes
Debt Securities In Issue [Line Items]
Debt securities				£ 734
Euro 750m Senior Unsecured Notes | Medium-term notes:
Debt Securities In Issue [Line Items]
Notional amount | €					€ 750,000,000
US Dollar One Billion Senior Unsecured Notes | Medium-term notes:
Debt Securities In Issue [Line Items]
Notional amount | $						$ 1,000,000,000